PREPAID EXPENSES, ACCOUNTS AND OTHER RECEIVABLES (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfPrepaidExpensesTradeAndOtherReceivablesLineItems [Line Items]
Current accounts and other receivables	$ 2,700	$ 652
Other non-current receivables	0	103
Accounts and other receivables	2,700	755
GST and HST Receivables
DisclosureOfPrepaidExpensesTradeAndOtherReceivablesLineItems [Line Items]
Current accounts and other receivables	593	231
Investment Sale Proceeds Receivable
DisclosureOfPrepaidExpensesTradeAndOtherReceivablesLineItems [Line Items]
Current accounts and other receivables	1,715	0
Other Receivables
DisclosureOfPrepaidExpensesTradeAndOtherReceivablesLineItems [Line Items]
Current accounts and other receivables	38	72
Prepaid Expenses
DisclosureOfPrepaidExpensesTradeAndOtherReceivablesLineItems [Line Items]
Current accounts and other receivables	354	349
Mexican VAT Receivable
DisclosureOfPrepaidExpensesTradeAndOtherReceivablesLineItems [Line Items]
Other non-current receivables	$ 0	$ 103